Intangible Assets - Amortization Expense (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining period in 2024 (nine months)	$ 416
Year ended December 31, 2025	555	$ 555
Year ended December 31, 2026	543	555
Year ended December 31, 2027	505	543
Year ended December 31, 2028	222	505
Thereafter	128
Net Intangible Assets	$ 2,369	$ 2,507	$ 10,339